Convertible Notes - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Feb. 15, 2008	Feb. 09, 2007	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Convertible note		$ 40.0	$ 35.9	$ 35.9
Convertible notes, maturity date description		The convertible notes matured on the earliest to occur of (i) February 9, 2012, (ii) the consummation of a sale transaction such as a merger or tender offer or (iii) when declared due and payable by the note holders upon default.
Convertible notes, earliest maturity date		2012-02-09
Additional interest rate penalty on overdue sum		5.00%
Aggregated interest rate per annum		10.00%
Conversion price of notes convertible into ordinary shares		90.00%
Convertible notes, put and call options date		Aug. 09, 2007
Ordinary shares converted from notes	3,253,000
Convertible note, converted amount	5.0
Accrued interest of converted notes	$ 0.1
After Initial Public Offering
Debt Instrument [Line Items]
Convertible notes, interest rate		5.00%
Conversion price per share		$ 1.575
Convertible notes, latest date		Jan. 01, 2008
Ordinary shares converted from notes		26,024,002
After Initial Public Offering | Minimum
Debt Instrument [Line Items]
Conversion price per share		$ 1.086
Before Initial Public Offering
Debt Instrument [Line Items]
Convertible notes, interest rate		12.00%